Schedule of Cash Flow Information Related to Operating Lease (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Earnings Per Share [Abstract]
Amortization of right-of-use asset		$ 128
Cash paid for amounts included in the measurement of lease liability		55
Right-of-use asset obtained in exchange for new operating lease liability		$ 1,074
Remaining lease term (in years)		3 years 6 months
Discount rate		3.45%